Other Accounts Payables	12 Months Ended
Dec. 31, 2024
Other Accounts Payables [Abstract]
Other Accounts Payables

Note 9 - Other Accounts Payables

	As at December 31,
	2024	2023
	New Israeli Shekels
Accounts payables and accrued expenses (*)	987,627	532,437

(*) Including to a shareholder (see note 15 below)	840,000	420,000